Subsequent events (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Oct. 31, 2014	Jan. 31, 2014
Subsequent Events 1		1,203,704
Subsequent Events 2		$ 13,000
Subsequent Events 3		186,480
Subsequent Events 4		17,937,915
Subsequent Events 5		15,593,934
Subsequent Events 6		220,250
Subsequent Events 7		1,000,000
Subsequent Events 8		20,000
Subsequent Events 9		500,000
Subsequent Events 10		0.028
Subsequent Events 1	250,000
Subsequent Events 2	25,000
Subsequent Events 3	2,280,606
Subsequent Events 4	$ 0.010962
Subsequent Events 5	25,000
Subsequent Events 6	2,237,737
Subsequent Events 7	$ 0.011172
Subsequent Events 8	244,500,000
Subsequent Events 9	$ 0.00001
Subsequent Events 10	244,500,000
Subsequent Events 11	210,285,774
Subsequent Events 12	100,000
Subsequent Events 13	210,000
Subsequent Events 14	105,000
Subsequent Events 15	5,000
Subsequent Events 16	10.00%
Subsequent Events 17	105,000
Subsequent Events 18	$ 5,000